SUPPLEMENT DATED APRIL 28, 2025
                    TO THE VARIABLE ANNUITY PROSPECTUS
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                          VARIABLE SEPARATE ACCOUNT
                  Vista Capital Advantage Variable Annuity

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        FS VARIABLE SEPARATE ACCOUNT
                  Vista Capital Advantage Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

This supplement describes a change to investment options available under your contract effective on or about April 28, 2025.

The following Underlying Funds were renamed:

*	The SA Putnam International Growth and Income Portfolio was renamed
        SA Putnam International Value Portfolio.


Additional information regarding the Funds, including the Fund prospectuses, may be obtained by visiting our website at www.corebridgefinanical.com/ProductProspectuses or by calling (855) 421-2692.